Note 4 - Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

Note 4 – Accumulated Other Comprehensive (Loss) Income

The following table presents the changes in accumulated other comprehensive (loss) income by component, net of tax, for the years ended December 31, 2023 and 2022 (in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	2023	2022
Balance beginning of the year	$(24)	$23

Other comprehensive income (loss) before reclassifications	14	(47)
Amount reclassified from accumulated other comprehensive income (loss)	-	-
Total other comprehensive income (loss)	14	(47)
Balance end of the year	$(10)	$(24)

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(1)	All amounts are net of tax. Amounts in parentheses indicate debits.